Schedule of loan and financing (Details) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		R$ 22,404,426	R$ 18,620,279
Borrowing		1,831,117	10,420,333
Business combination	[1]	118,115
Amortization		(980,677)	(10,247,359)
Interest paid		(1,021,601)	(1,421,539)
Interest accrued		1,213,759	1,535,916
Exchange rate variation		613,463	3,496,796
Loan and financing end of period		24,178,602	22,404,426
Loan and financing end of period		24,178,602	22,404,426	R$ 18,620,279
Current		2,861,250	1,059,984	3,132,029
Non-current		R$ 21,317,352	21,344,442	15,488,250
Debenture [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Rate		IPCA + 4.78% p.a.
Maturity		05.14.31
Series		1st Series
Issue date		06.02.21
Notional		R$ 1,000,000
Updated Value		1,018,992
Local Currency [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		6,665,292	7,613,755
Borrowing		1,329,249	4,889,205
Business combination		55,412
Amortization		(447,720)	(6,208,113)
Interest paid		(262,948)	(597,232)
Interest accrued		476,462	590,448
Exchange rate variation		96,641	377,229
Loan and financing end of period		7,912,388	6,665,292
Loan and financing end of period		R$ 7,912,388	R$ 6,665,292	7,613,755
Local Currency [Member] | Working capital [membe]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / CDI	Fixed / CDI
Rate	[2]	5.36% (3.25% on 12.31.20)	3.25% (6.07% on 12.31.19)
Maturity	[3]	1.0	0.6
Loan and financing beginning of period		R$ 368,681	R$ 3,312,639
Borrowing		300,000	1,200,000
Business combination		25,950
Amortization		(364,451)	(3,947,237)
Interest paid		(11,466)	(340,227)
Interest accrued		8,764	143,506
Exchange rate variation		(0)
Loan and financing end of period		327,478	368,681
Loan and financing end of period		R$ 327,478	R$ 368,681	3,312,639
Local Currency [Member] | Certificate Of Agribusiness Receivables [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)	[4]	IPCA	CDI / IPCA
Rate	[2],[4]	15.58% (10.21% on 12.31.20)	10.21% (6.73% on 12.31.19)
Maturity	[3],[4]	2.2	3.0
Loan and financing beginning of period	[4]	R$ 821,093	R$ 1,597,447
Amortization	[4]		(780,000)
Interest paid	[4]	95	(100,932)
Interest accrued	[4]	100,446	104,578
Loan and financing end of period	[4]	921,634	821,093
Loan and financing end of period	[4]	R$ 921,634	R$ 821,093	1,597,447
Local Currency [Member] | Development Bank Credit Lines [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		TJLP / TLP/ IPCA / FINAME	Fixed / Selic / TJLP
Rate	[2]	3.13%	(5.09% on 12.31.19)
Maturity	[3]	6.1
Loan and financing beginning of period		R$ (0)	R$ 45,516
Business combination		9,006
Amortization		(344)	(45,470)
Interest paid			(427)
Interest accrued		14	381
Loan and financing end of period		8,676	(0)
Loan and financing end of period		R$ 8,676	R$ (0)	45,516
Local Currency [Member] | Debentures [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		CDI / IPCA	CDI / IPCA
Rate	[2]	14.36% (8.28% on 12.31.20)	8.28% (7.40% on 12.31.19)
Maturity	[3]	7.6	7.7
Loan and financing beginning of period		R$ 3,022,005	R$ 755,760
Borrowing		965,549	2,124,725
Interest paid		(143,009)	(38,339)
Interest accrued		282,313	179,859
Loan and financing end of period		4,126,858	3,022,005
Loan and financing end of period		R$ 4,126,858	R$ 3,022,005	755,760
Local Currency [Member] | Export Credit Facility [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)	[1]	Fixed / CDI / FX USD	Fixed / CDI / USD
Rate	[1],[2]	8.40% (3.69% on 12.31.20)	3.69% (5.83% on 12.31.19)
Maturity	[1],[3]	1.2	6.8
Loan and financing beginning of period	[1]	R$ 2,408,697	R$ 1,612,365
Borrowing	[1]		1,490,809
Business combination	[1]	20,456
Amortization	[1]	(524)	(1,113,176)
Interest paid	[1]	(107,941)	(111,498)
Interest accrued	[1]	84,278	152,968
Exchange rate variation	[1]	96,641	377,229
Loan and financing end of period	[1]	2,501,607	2,408,697
Loan and financing end of period	[1]	R$ 2,501,607	R$ 2,408,697	1,612,365
Local Currency [Member] | Fiscal Incentives [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed	Fixed
Rate	[2]	2.40% (2.40% on 12.31.20)	2.40% (2.40% on 12.31.19)
Loan and financing beginning of period		R$ 44,816	R$ 5,720
Borrowing		63,700	73,671
Amortization		(82,401)	(34,609)
Interest paid		(627)	(667)
Interest accrued		647	701
Loan and financing end of period		26,135	44,816
Loan and financing end of period		26,135	R$ 44,816	5,720
Local Currency [Member] | Special Program Asset Restructuring [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)			IGPM
Rate	[2]		(12.22% on 12.31.19)
Loan and financing beginning of period		[1]	R$ 284,308
Amortization			(287,621)
Interest paid			(5,142)
Interest accrued			8,455
Loan and financing end of period	[1]
Loan and financing end of period			[1]	284,308
Foreign Currency [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loan and financing beginning of period		15,739,134	11,006,524
Borrowing		501,868	5,531,128
Business combination	[1]	62,703
Amortization		(532,957)	(4,039,246)
Interest paid		(758,653)	(824,307)
Interest accrued		737,297	945,468
Exchange rate variation		516,822	3,119,567
Loan and financing end of period		16,266,214	15,739,134
Loan and financing end of period		R$ 16,266,214	R$ 15,739,134	11,006,524
Foreign Currency [Member] | Working capital [membe]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / FX TRY and USD	Fixed / TRY
Rate	[2]	13.64% (10.98% on 12.31.20)	10.98% (16.56% on 12.31.19)
Maturity	[3]	1.8	1.2
Loan and financing beginning of period		R$ 516,505	R$ 191,765
Borrowing		252,868	718,956
Business combination	[1]	29,555
Amortization		(84,548)	(381,502)
Interest paid		(48,160)	(42,742)
Interest accrued		61,976	46,704
Exchange rate variation		(71,560)	(16,676)
Loan and financing end of period		656,636	516,505
Loan and financing end of period		R$ 656,636	R$ 516,505	191,765
Foreign Currency [Member] | Export Credit Facility [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / LIBOR / FX USD	Fixed / LIBOR / USD
Rate	[2]	3.50% (3.13% on 12.31.20)	3.13% (5.77% on 12.31.19)
Maturity	[3]	1.6	2.2
Loan and financing beginning of period		R$ 392,636	R$ 407,275
Business combination	[1]	30,476
Amortization		(135,668)	(118,113)
Interest paid		(6,649)	(20,686)
Interest accrued		7,807	17,627
Exchange rate variation		18,300	106,533
Loan and financing end of period		306,902	392,636
Loan and financing end of period		R$ 306,902	R$ 392,636	407,275
Foreign Currency [Member] | Bond [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / FX USD and EUR	Fixed / USD / EUR
Rate	[2]	4.82% (4.81% on 12.31.20)	4.81% (4.36% on 12.31.19)
Maturity	[3]	11.7	12.4
Loan and financing beginning of period		R$ 14,829,993	R$ 10,407,484
Borrowing			4,282,961
Amortization		(312,741)	(3,010,421)
Interest paid		(703,844)	(760,879)
Interest accrued		667,042	881,137
Exchange rate variation		560,242	3,029,711
Loan and financing end of period		15,040,692	14,829,993
Loan and financing end of period		R$ 15,040,692	R$ 14,829,993	10,407,484
Foreign Currency [Member] | Advances For Foreign Exchange Rate Contracts [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed / FX USD	Fixed / USD
Rate	[2]	1.32%
Maturity	[3]	0.4
Loan and financing beginning of period		R$ (0)	R$ (0)
Borrowing		249,000	529,211
Business combination	[1]	2,672
Amortization			(529,210)
Interest accrued		472
Exchange rate variation		9,840	(1)
Loan and financing end of period		261,984	(0)
Loan and financing end of period		R$ 261,984	R$ (0)	R$ (0)

[1]	The Export Credit Facility was issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.
[2]	Weighted average annual rate.
[3]	Weighted average maturity in years.
[4]	The Certificates of Agribusiness Receivables (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.